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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number: _________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Deer VI & Co. LLC
Address:  c/o Bessemer Venture Partners
          1865 Palmer Avenue
          Larchmont, NY 10583

Form 13F File Number: 28-14856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     J. Edmund Colloton
Title:    Executive Manager
Phone:    914-833-5300

Signature, Place, and Date of Signing:

  /s/ J. Edmund Colloton        Larchmont, New York        February 14, 2013
--------------------------   -------------------------   ---------------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of other managers reporting for this manager: NONE.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                5

Form 13F Information Table Value Total: $236,886 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

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FORM 13F

Page 2 of 3        Name of Reporting Manager: Deer VI & Co. LLC

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
ITEM 1:                 ITEM 2:      ITEM 3:    ITEM 4:  ITEM 5:                       ITEM 6:    ITEM 7:        ITEM 8:
                                                                                                            VOTING AUTHORITY
                                                VALUE   SHRS OR                      INVESTMENT   OTHER   ----------------------
NAME OF ISSUER       TITLE OF CLASS   CUSIP    (X$1000) PRN AMT    SH/PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
-------------------- -------------- ---------  -------- ---------- ------  --------  ----------  -------- ---------  ------ ----
AFFYMAX INC              COM        00826A109    2,559     134,793   SH                SOLE                  134,793
AVEO PHARMACEUTICALS
INC                      COM         53588109    5,596     695,242   SH                SOLE                  695,242
CHINAEDU CORP          SPONS ADR    16945L107    4,265     734,236   SH                SOLE                  734,236
LIFELOCK INC             COM        53224V100  125,586  17,096,735   SH                SOLE               17,096,735
MILLENNIAL MEDIA INC     COM        60040N105   98,880   8,768,319   SH                SOLE                8,768,319